TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

and

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

Supplement to the Currently Effective Prospectus,

to the Summary Prospectus and Statement of Additional Information

* * *

Transamerica Partners Small Core

Transamerica Partners Institutional Small Core (the “Funds”)

The following supplements the information in each Prospectus under the section entitled “Management – Sub-Adviser: Invesco Advisers, Inc. – Portfolio Managers” relating to each Fund:

Portfolio Managers:

Charles Ko, CFA, Portfolio Manager since 2012

The following supplements the information in each Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to each Fund:

Name	Sub-Adviser	Positions Over Past Five Years
Charles Ko, CFA	Invesco Advisers, Inc.	Portfolio Manager of the fund since 2012; Director and Senior Portfolio Manager, Batterymarch Financial Management since 2000

* * *

The following supplements certain information in the Statement of Additional Information in the section entitled “Investment Advisory Services – Sub-Advisers” regarding Small Core Portfolio:

Michael Abata, Charles Ko, Anthony Munchak, Glen Murphy, Francis Orlando and Andrew Waisburd are responsible for the day-to-day supervision of the Small Core Portfolio on behalf of Invesco.

Transamerica Partners Small Core Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Charles Ko(1)	8	$2.3 billion	8(2)	$730 million(2)	39(2)	$4.2 billion(2)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Charles Ko(1)	0	$0	1	$131 million	6	$1.3 billion

(1)	Information as of June 30, 2012
(2)	Excludes performance fee accounts

Ownership of Securities

As of June 30, 2012, Mr. Ko did not beneficially own securities in any of the funds that invest in the Small Core Portfolio.

Investors Should Retain this Supplement for Future Reference

July 25, 2012